Note 7 - Inventories	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of inventories [text block]

7.    Inventories

	12/31/2024	12/31/2023
High grade lithium concentrate	3,817	1,366
Green By-Products	9,348	9,132
Total finished goods	13,165	10,498
Work in progress	-	925
Consumable	562	882
	13,727	12,305

Spare parts	9,490	7,137
Total	23,217	19,442

Spare parts refer to components and equipment used in the short-term maintenance of machinery and equipment. As of December 31, 2024, the Company has not identified any need to recognize losses on slow-moving inventory.

Accounting policy

Inventory is recorded at the lower cost or net realizable value. The cost is determined using the weighted average cost method for the purchase of materials. The cost of finished goods and work in progress comprises consumable materials, labor and other direct costs (based on normal production capacity). The net realizable value is the estimated selling price in the ordinary course of business, minus the estimated costs of completion and the estimated costs necessary to realize the sales.